Equity Method Investments - Narrative (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025 employee	Jun. 30, 2025 jointVentureCompany rig	Apr. 01, 2024 USD ($)	Jan. 01, 2024 USD ($)
Equity Method Investment, Summarized Financial Information [Abstract]
Jack-up rigs suspended and reccomenced | employee	3
Opex Perforadora S.A. de C.V. (“Opex”) | Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Service agreement termination fee payable, total			$ 21.0	$ 14.0
Service agreement termination fee payable, per jack-up rig			$ 7.0	$ 7.0
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%	51.00%
Number of joint ventures for bareboat charters | jointVentureCompany		2
Number of rigs previously on bareboat charter | rig		5
Perfomex and Perfomex II | Proyectos Globales de Energia y Servicos CME, S.A. DE C.V.
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%	49.00%